Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Basis Of Presentation [Abstract]
Schedule of Consolidated Subsidiaries

The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2015, 2016 and 2017. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Social advice and support infrastructure of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot.
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Desarrollo de Concesiones Aeroportuarias, S.L. (Consolidated as of April 2015) (DCA)	100%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (consolidated as of April 2015) (MBJA)	74.50%	Jamaica	Operation of airport
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Schedule of Income and Expenses of Foreign Operations

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions as of December 31, 2015, 2016 and 2017, which are as follows:

Currency	2015		2016		2017
Pesos / USD	Ps.	16.1548	Ps.	18.6568	Ps.	18.9326
USD / Euros		USD$1.1057		USD$1.1066		USD$1.1293